Fair Value Measurements - Schedule of Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Details) - 12 months ended Dec. 31, 2018
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Fair Value Disclosures [Abstract]
Option to purchase equity interests of a listed company, Beginning Balance
Option to purchase equity interests of a listed company, Recognized during the year	18,527
Option to purchase equity interests of a listed company, Unrealized losses	(12,661)
Option to purchase equity interests of a listed company, Ending Balance	5,866	$ 853
Contingent consideration liability, Beginning Balance
Contingent consideration liability, Recognized during the year	10,737
Contingent consideration liability, Unrealized losses	344
Contingent consideration liability, Ending Balance	¥ 11,081	$ 1,612